Summary of significant accounting policies (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets	$ 70,313,944	$ 89,244,884
Total Assets	134,194,014	138,487,726
Current liabilities	(22,154,815)	(26,789,262)
Total Liabilities	(24,208,327)	(28,875,348)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	6,415,138	16,760,444
Non-current assets	35,102,432	36,352,228
Total Assets	41,517,570	53,112,672
Current liabilities	(13,724,904)	(21,695,054)
Non-current liabilities	(2,053,512)	(2,086,086)
Total Liabilities	$ (15,778,416)	$ (23,781,140)